UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Innovative ETFs

Dividend Performers ETF (IPDP)
Preferred-Plus ETF (IPPP)

SEMI-ANNUAL REPORT

March 31, 2023
(Unaudited)

Innovative ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments and Written Options	3
Dividend Performers ETF	3
Preferred-Plus ETF	6
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25

Innovative ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (October 1, 2022 to March 31, 2023).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During the Period(1)
Dividend Performers ETF
Actual	$ 1,000.00	$ 1,261.40	1.91%	$10.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.41	1.91%	$9.60
Preferred-Plus ETF
Actual	$ 1,000.00	$ 1,008.20	1.46%	$7.31
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.65	1.46%	$7.34

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-month period).

Dividend Performers ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 103.9%
Banks — 1.6%
1st Source Corp.	6,082	$262,438

Building Materials — 1.9%
Apogee Enterprises, Inc.	7,392	319,704

Chemicals — 1.9%
The Sherwin-Williams Co. (a)	1,399	314,453

Commercial Services — 6.0%
ABM Industries, Inc. (a)	7,653	343,926
Automatic Data Processing, Inc.	1,346	299,660
Cintas Corp. (a)	767	354,876
		998,462
Computers — 2.1%
Accenture PLC - Class A (a)(b)	1,207	344,973

Distribution & Wholesale — 4.5%
Fastenal Co. (a)	6,737	363,394
WW Grainger, Inc. (a)	569	391,933
		755,327
Diversified Financial Services — 5.9%
Cohen & Steers, Inc. (a)	5,109	326,772
Discover Financial Services	3,241	320,340
SEI Investments Co.	5,714	328,841
		975,953
Electrical Components & Equipment — 1.9%
Emerson Electric Co. (a)	3,662	$319,107

Electronics — 6.4%
Amphenol Corp. - Class A	4,398	359,405
Badger Meter, Inc.	3,004	365,947
Hubbell, Inc. (a)	1,396	339,661
		1,065,013
Food — 2.1%
The Kroger Co.	7,209	355,908

Hand & Machine Tools — 4.5%
Lincoln Electric Holdings, Inc. (a)	2,284	386,224
Snap-on, Inc. (a)	1,475	364,163
		750,387
Healthcare - Products — 4.4%
Abbott Laboratories (a)	3,323	336,487
Stryker Corp.	1,411	402,798
		739,285
Healthcare - Services — 7.7%
Chemed Corp.	675	362,981
Elevance Health, Inc.	672	308,992
Humana, Inc.	640	310,694
UnitedHealth Group, Inc. (a)	647	305,766
		1,288,433
Household Products & Wares — 2.0%
Avery Dennison Corp. (a)	1,829	327,263

Insurance — 4.0%
Globe Life, Inc.	2,946	324,119
Marsh & McLennan Cos., Inc.	2,041	339,929
		664,048
Machinery - Diversified — 6.8%
Applied Industrial Technologies, Inc. (a)	2,618	372,096
Dover Corp. (a)	2,426	368,606
Rockwell Automation, Inc.	1,310	384,420
		1,125,122
Miscellaneous Manufacturing — 8.2%
3M Co. (a)	2,727	286,635
Donaldson Co., Inc. (a)	5,795	378,645
Eaton Corp PLC (a)(b)	2,134	365,640
Hillenbrand, Inc.	6,862	326,151
		1,357,071
Pharmaceuticals — 5.8%
AmerisourceBergen Corp. (a)	2,068	331,107
Johnson & Johnson (a)	1,966	304,730
McKesson Corp. (a)	911	324,362
		960,199

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

Description	Shares	Value
Retail — 7.9%
Genuine Parts Co. (a)	1,907	$319,060
Lowe’s Cos., Inc.	1,664	332,750
Target Corp. (a)	2,088	345,835
The Home Depot, Inc.	1,087	320,795
		1,318,440
Semiconductors — 4.8%
Broadcom, Inc. (a)	644	413,152
Microchip Technology, Inc. (a)	4,506	377,513
		790,665
Software — 6.6%
Microsoft Corp.	1,429	411,981
Paychex, Inc. (a)	2,882	330,248
Roper Technologies, Inc.	803	353,874
		1,096,103
Telecommunications — 4.6%
Cisco Systems, Inc.	7,256	379,307
Motorola Solutions, Inc.	1,321	377,978
		757,285
Transportation — 2.3%
United Parcel Service, Inc. - Class B	1,974	382,936

TOTAL COMMON STOCKS (Cost $15,775,412)		17,268,575

MONEY MARKET FUND — 0.1%
First American Government Obligations Fund - Class X, 4.64% (d)	23,877	23,877
TOTAL MONEY MARKET FUND (Cost $23,877)		23,877

	Number of Contracts (c)	Value	Notional Value
PURCHASED OPTIONS — 0.3%
PURCHASED PUT OPTIONS — 0.3%
CBOE Mini S&P 500 Index
Expiration: April 2023, Exercise Price: $380 (e)	200	$6,700	$7,600,000
Expiration: May 2023, Exercise Price: $345 (e)	131	9,170	4,519,500
Expiration: May 2023, Exercise Price: $373 (e)	271	33,062	10,108,300
TOTAL PURCHASED OPTIONS (Cost $235,686)		48,932

TOTAL INVESTMENTS (Cost $16,034,975) — 104.3%		17,341,384
Other Assets and Liabilities, net — (4.3)%		(715,322)
NET ASSETS — 100.0%		$16,626,062

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

PLC Public Limited Company

(a)	A portion or all of the security has been segregated or earmarked as collateral for written options. As of March 31, 2023, the value of these securities amounts to $7,817,840 or 47.0% of net assets.

(b)	Foreign issued security.

(c)	Each contract has a multiplier of 100.

(d)	The rate shown is the seven-day yield at period end.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Schedule of Written Options

March 31, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (4.3)%
WRITTEN PUT OPTIONS — (4.3)%
CBOE Mini S&P 500 Index
Expiration: April 2023, Exercise Price: $430	200	$375,300	$8,600,000
Expiration: May 2023, Exercise Price: $405	131	98,250	5,305,500
Expiration: May 2023, Exercise Price: $413	271	$240,513	$11,192,300
TOTAL WRITTEN OPTIONS (Premiums Received $1,203,520)		$714,063

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a) Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Description	Shares	Value
CLOSED-END FUNDS — 0.2%
Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (a)	1,268	$22,621
TOTAL CLOSED—END FUNDS (Cost $29,540)		22,621

PREFERRED STOCKS — 100.7%
Agriculture — 2.1%
CHS, Inc.
Series 2, 7.100% (3 Month LIBOR USD + 4.298%), 03/31/2024 (a)(f)(g)	4,358	109,255
Series 4, 7.500%, 01/21/2025 (a)(g)	5,057	132,847
		242,102
Auto Manufacturers — 2.9%
Ford Motor Co.
6.000%, 12/01/2059 (a)(h)	7,043	173,328
6.200%, 06/01/2059 (a)(h)	6,388	160,020
		333,348
Banks — 41.4% (e)
Bank of America Corp.
Series HH, 5.875%, 07/24/2023 (g)	4,463	106,844
Series LL, 5.000%, 09/17/2024 (g)	6,510	138,728
Series PP, 4.125%, 02/02/2026 (g)	5,654	99,001
Series QQ, 4.250%, 11/17/2026 (g)	5,692	103,481
Series SS, 4.750%, 02/17/2027 (g)	6,826	141,435
Banks (Continued)
Citigroup Capital XIII
11.172% (3 Month LIBOR USD + 6.370%), 10/30/2040 (a)(f)(h)	4,452	$127,060
Citigroup, Inc.
Series J, 7.125% (3 Month LIBOR USD + 4.302%), 09/30/2023 (f)(g)	3,272	81,898
Series K, 6.875% (3 Month LIBOR USD + 4.392%), 11/15/2023 (a)(f)(g)	10,827	268,401
Citizens Financial Group, Inc.
Series D, 6.350% (3 Month LIBOR USD + 3.642%), 04/06/2024 (f)(g)	6,640	156,306
ConnectOne Bancorp, Inc.
Series A, 5.250% (5 Year CMT Rate + 4.420%), 09/01/2026 (f)(g)	5,414	86,841
Fifth Third Bancorp
Series I, 6.625% (3 Month LIBOR USD + 3.710%), 12/31/2023 (f)(g)	1,951	46,258
Series K, 4.950%, 09/30/2024 (a)(g)	4,328	93,961
First Citizens BancShares, Inc.
Series A, 5.375%, 03/15/2025 (a)(g)	4,871	106,042
JPMorgan Chase & Co.
Series DD, 5.750%, 12/01/2023 (g)	9,790	243,869
Series EE, 6.000%, 03/01/2024 (g)	4,891	123,155
Series LL, 4.625%, 06/01/2026 (g)	5,832	123,172
KeyCorp
Series E, 6.125% (3 Month LIBOR USD + 3.892%), 12/15/2026 (a)(f)(g)	5,424	126,976
6.200% (5 Year CMT Rate + 3.132%), 12/15/2027 (f)(g)	5,880	131,300
Midland States Bancorp, Inc.
7.750% (5 Year CMT Rate + 4.713%), 09/30/2027 (f)(g)	4,793	107,076
Morgan Stanley
Series F, 6.875% (3 Month LIBOR USD + 3.940%), 01/15/2024 (a)(f)(g)	6,831	168,726
Series K, 5.850% (3 Month LIBOR USD + 3.491%), 04/15/2027 (a)(f)(g)	7,711	191,078
Series P, 6.500%, 10/15/2027 (g)	5,200	132,028
Old National Bancorp
Series C, 7.000%, 08/20/2025 (a)(g)	6,510	158,844
PacWest Bancorp
Series A, 7.750% (5 Year CMT Rate + 4.820%), 09/01/2027 (f)(g)	9,250	136,992
Regions Financial Corp.
Series C, 5.700% (3 Month LIBOR USD + 3.148%), 05/15/2029 (a)(f)(g)	6,510	139,444
State Street Corp.
Series D, 5.900% (3 Month LIBOR USD + 3.108%), 03/15/2024 (f)(g)	5,424	126,542
Series G, 5.350% (3 Month LIBOR USD + 3.709%), 03/15/2026 (f)(g)	4,273	107,124

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

Description	Shares	Value
Banks (Continued)
Synovus Financial Corp.
Series E, 5.875% (5 Year CMT Rate + 4.127%), 07/01/2024 (f)(g)	10,682	$231,799
The Goldman Sachs Group, Inc.
Series J, 5.500% (3 Month LIBOR USD + 3.640%), 05/10/2023 (f)(g)	3,679	91,313
Series K, 6.375% (3 Month LIBOR USD + 3.550%), 05/10/2024 (f)(g)	1,326	33,296
Truist Financial Corp.
Series R, 4.750%, 09/01/2025 (a)(g)	6,930	146,847
US Bancorp
Series K, 5.500%, 10/15/2023 (g)	6,510	160,602
Wells Fargo & Co.
Series L, 7.500%, 06/15/2023 (a)(g)	68	79,985
Series Q, 5.850% (3 Month LIBOR USD + 3.090%), 09/15/2023 (a)(f)(g)	6,665	155,028
Series R, 6.625% (3 Month LIBOR USD + 3.690%), 03/15/2024 (f)(g)	3,449	83,811
WesBanco, Inc.
Series A, 6.750% (5 Year CMT Rate + 6.557%), 11/15/2025 (f)(g)	5,424	125,240
Wintrust Financial Corp.
Series E, 6.875% (5 Year CMT Rate + 6.507%), 07/15/2025 (f)(g)	6,640	150,861
		4,831,364
Distribution & Wholesale — 1.8%
WESCO International, Inc.
Series A, 10.625% (5 Year CMT Rate + 10.325%), 06/22/2025 (a)(f)(g)	7,548	204,626

Diversified Financial Services — 4.9%
Air Lease Corp.
Series A, 6.150% (3 Month LIBOR USD + 3.650%), 03/15/2024 (a)(f)(g)	6,510	134,496
B. Riley Financial, Inc.
5.000%, 12/31/2026 (h)	2,767	48,727
Capital One Financial Corp.
Series I, 5.000%, 12/01/2024 (a)(g)	5,493	110,684
Series J, 4.800%, 06/01/2025 (a)(g)	3,301	63,181
Stifel Financial Corp.
Series D, 4.500%, 08/15/2026 (g)	3,255	52,959
Synchrony Financial
Series A, 5.625%, 11/15/2024 (a)(g)	9,600	163,584
		573,631
Electric — 9.0%
Algonquin Power & Utilities Corp. (b)
6.875% (3 Month LIBOR USD + 3.677%), 10/17/2078 (f)(h)	3,320	76,227
Series 19—A, 6.200% (3 Month LIBOR USD + 4.010%), 07/01/2079 (f)(h)	6,640	154,181
Electric (Continued)
Brookfield BRP Holdings Canada, Inc. (b)
4.625%, 04/30/2026 (g)	2,600	$39,910
CMS Energy Corp.
5.875%, 03/01/2079 (h)	3,255	79,064
National Rural Utilities Cooperative Finance Corp.
Series US, 5.500%, 05/15/2064 (a)(h)	5,424	126,813
SCE Trust III
Series H, 5.750% (3 Month LIBOR USD + 2.990%), 03/15/2024 (f)(g)	5,434	111,451
SCE Trust IV
Series J, 5.375% (3 Month LIBOR USD + 3.132%), 09/15/2025 (a)(f)(g)	5,424	110,107
SCE Trust V
Series K, 5.450% (3 Month LIBOR USD + 3.790%), 03/15/2026 (a)(f)(g)	5,534	123,962
Sempra Energy
5.750%, 07/01/2079 (h)	6,510	161,058
The Southern Co.
Series 2020, 4.950%, 01/30/2080 (h)	3,255	73,563
		1,056,336
Gas — 1.2%
NiSource, Inc.
Series B, 6.500% (5 Year CMT Rate + 3.632%), 03/15/2024 (a)(f)(g)	6,041	144,984

Insurance — 18.2%
American Equity Investment Life Holding Co.
Series A, 5.950% (5 Year CMT Rate + 4.322%), 12/01/2024 (a)(f)(g)	8,075	189,520
Series B, 6.625% (5 Year CMT Rate + 6.297%), 09/01/2025 (a)(f)(g)	7,606	189,618
Aspen Insurance Holdings Ltd. (b)
5.625%, 10/01/2024 (g)	3,255	62,073
Athene Holding Ltd. (b)
Series A, 6.350% (3 Month LIBOR USD + 4.253%), 06/30/2029 (a)(f)(g)	10,831	235,574
Series C, 6.375% (5 Year CMT Rate + 5.970%), 06/30/2025 (f)(g)	4,311	103,852
Brighthouse Financial, Inc.
6.250%, 09/15/2058 (a)(h)	3,684	80,753
Series B, 6.750%, 06/25/2025 (a)(g)	7,756	184,981
Series C, 5.375%, 12/25/2025 (g)	3,924	65,727
Enstar Group Ltd. (b)
Series D, 7.000% (3 Month LIBOR USD + 4.015%), 09/01/2028 (a)(f)(g)	6,510	145,173
Equitable Holdings, Inc.
Series A, 5.250%, 12/15/2024 (a)(g)	7,439	162,840

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

Description	Shares	Value
Insurance (Continued)
Kemper Corp.
5.875% (5 Year CMT Rate + 4.140%), 03/15/2062 (f)(h)	4,871	$93,718
MetLife, Inc.
Series E, 5.625%, 06/15/2023 (g)	6,030	150,388
Series F, 4.750%, 03/15/2025 (g)	6,604	143,769
Prudential Financial, Inc.
5.625%, 08/15/2058 (h)	3,130	78,250
Unum Group
6.250%, 06/15/2058 (h)	3,255	81,798
Voya Financial, Inc.
Series B, 5.350% (5 Year CMT Rate + 3.210%), 09/15/2029 (f)(g)	6,983	162,006
		2,130,040
Investment Companies — 0.6%
Oaktree Capital Group, LLC
Series B, 6.550%, 09/15/2023 (g)	3,255	67,769

Pipelines — 3.9%
Enbridge, Inc. (b)
Series B, 6.375% (3 Month LIBOR USD + 3.593%), 04/15/2078 (a)(f)(h)	6,448	163,715
Energy Transfer LP
Series E, 7.600% (3 Month LIBOR USD + 5.161%), 05/15/2024 (a)(f)(g)	7,606	183,913
NuStar Logistics LP
11.526% (3 Month LIBOR USD + 6.734%), 01/15/2043 (f)(h)	4,243	107,348
		454,976
Real Estate Investment Trusts — 9.8%
AGNC Investment Corp.
Series F, 6.125% (3 Month LIBOR USD + 4.697%), 04/15/2025 (f)(g)	7,600	148,276
Annaly Capital Management, Inc.
Series F, 10.152% (3 Month LIBOR USD + 4.993%), 05/02/2023 (f)(g)	3,162	74,655
Series I, 6.750% (3 Month LIBOR USD + 4.989%), 06/30/2024 (f)(g)	3,220	72,289
Arbor Realty Trust, Inc.
Series F, 6.250% (SOFR + 5.440%), 10/12/2026 (f)(g)(j)	7,541	128,197
Hudson Pacific Properties, Inc.
Series C, 4.750%, 11/16/2026 (g)	3,195	31,950
KKR Real Estate Finance Trust, Inc.
Series A, 6.500%, 04/16/2026 (a)(g)	5,532	88,346
MFA Financial, Inc.
Series C, 6.500% (3 Month LIBOR USD + 5.345%), 03/31/2025 (f)(g)	2,722	46,383
Real Estate Investment Trusts (Continued)
Pebblebrook Hotel Trust
Series G, 6.375%, 05/13/2026 (a)(g)	6,510	$121,216
Public Storage
Series M, 4.125%, 08/14/2025 (a)(g)	1,138	21,121
Sachem Capital Corp.
6.875%, 12/30/2024 (a)(h)	3,133	74,807
6.000%, 12/30/2026 (h)	3,133	67,879
Series A, 7.750%, 06/29/2026 (a)(g)	6,510	135,408
Vornado Realty Trust
Series N, 5.250%, 11/24/2025 (a)(g)	8,686	112,918
Series O, 4.450%, 09/22/2026 (g)	1,886	21,482
		1,144,927
Savings & Loans — 1.5%
New York Community Bancorp, Inc.
Series A, 6.375% (3 Month LIBOR USD + 3.821%), 03/17/2027 (f)(g)	7,710	178,409

Telecommunications — 3.4%
AT&T, Inc.
5.625%, 08/01/2067 (h)	3,195	79,587
Series A, 5.000%, 12/12/2024 (a)(g)	1,271	28,801
Series C, 4.750%, 02/18/2025 (a)(g)	6,165	131,130
Telephone and Data Systems, Inc.
Series UU, 6.625%, 03/31/2026 (a)(g)	6,510	92,507
US Cellular Corp.
5.500%, 03/01/2070 (h)	3,775	63,420
		395,445
TOTAL PREFERRED STOCKS (Cost $13,611,885)		11,757,957

MONEY MARKET FUND — 0.5%
First American Government Obligations Fund — Class X, 4.64% (d)	57,663	57,663
TOTAL MONEY MARKET FUND (Cost $57,663)		57,663

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Number of Contracts (c)	Value	Notional Value
PURCHASED OPTIONS — 0.1%
PURCHASED PUT OPTIONS — 0.1%
CBOE Mini S&P 500 Index
Expiration: April 2023, Exercise Price: $315 (i)	49	$441	$1,543,500
Expiration: April 2023, Exercise Price: $380 (i)	92	3,082	3,496,000
Expiration: May 2023, Exercise Price: $345 (i)	64	4,480	2,208,000
TOTAL PURCHASED OPTIONS (Cost $47,196)		8,003

TOTAL INVESTMENTS (Cost $13,746,284) — 101.5%		11,846,244
Other Assets and Liabilities, Net — (1.5)%		(171,141)
NET ASSETS — 100.0%		$11,675,103

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

CMT Constant Maturity Treasury Rate

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

(a)	A portion or all of the security has been segregated or earmarked as collateral for written options. As of March 31, 2023, the value of these securities amounts to $4,272,423 or 36.6% of net assets.

(b)	Foreign issued security.

(c)	Each contract has a multiplier of 100.

(d)	The rate shown is the seven-day yield at period end.

(e)

To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(f)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.

(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer as of the date indicated.

(h)	Security may be called/redeemed by the issuer as of an earlier date.

(i)	Held in connection with a written option, see Schedule of Written Options for more detail.

(j)	Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment.

Preferred-Plus ETF

Schedule of Written Options

March 31, 2023 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (1.9)%
WRITTEN PUT OPTIONS — (1.9)%
CBOE Mini S&P 500 Index
Expiration: April 2023, Exercise Price: $375	49	$4,091	$1,837,500
Expiration: April 2023, Exercise Price: $430	92	172,638	3,956,000
Expiration: May 2023, Exercise Price: $405	64	48,000	2,592,000
TOTAL WRITTEN OPTIONS (Premiums Received $312,573)		$224,729

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Innovative ETFs

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	Dividend Performers ETF	Preferred-Plus ETF
Assets
Investments, at value (cost $16,034,975, and $13,746,284, respectively)	$17,341,384	$11,846,244
Cash	2,622	20,769
Receivable for investment securities sold	91	54
Deposit with broker for options	9,253	5,240
Dividend and interest receivable	11,652	42,308
Total assets	17,365,002	11,914,615

Liabilities
Payable to Adviser	11,401	8,559
Written options, at value (premiums received $1,203,520 and $312,573, respectively)	714,063	224,729
Interest payable	13,476	6,224
Total liabilities	738,940	239,512
Net Assets	$16,626,062	$11,675,103

Net Assets Consists of:
Paid-in capital	$16,062,315	$14,793,273
Total distributable earnings (accumulated losses)	563,747	(3,118,170)
Net Assets	$16,626,062	$11,675,103

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,148,877	1,297,107
Net Asset Value, redemption price and offering price per share	$14.47	$9.00

The accompanying notes are an integral part of the financial statements.

Innovative ETFs

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	Dividend Performers ETF	Preferred-Plus ETF
Investment Income
Dividend income	$165,571	$442,179
Interest income	2,386	3,964
Total investment income	167,957	446,143

Expenses
Investment advisory fees	66,931	52,236
Interest expense	83,508	37,522
Total expenses	150,439	89,758
Net investment income	17,518	356,385

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	892,507	(305,638)
Purchased options	(1,123,218)	(379,746)
Written options	595,617	72,850
Net realized gain (loss)	364,906	(612,534)
Net change in unrealized appreciation/depreciation on:
Investments	1,593,565	(180,199)
Purchased options	(561,840)	(182,250)
Written options	1,985,399	656,799
Net change in unrealized appreciation/depreciation	3,017,124	294,350
Net realized and unrealized gain (loss) on investments	3,382,030	(318,184)
Net increase in net assets from operations	$3,399,548	$38,201

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
From Operations
Net investment income	$17,518	$141,866
Net realized gain (loss) on investments, purchased options and written options	364,906	(928,592)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	3,017,124	(3,214,160)
Net increase (decrease) in net assets resulting from operations	3,399,548	(4,000,886)

From Distributions
Distributable earnings	(73,158)	(1,263,814)
Return of capital	—	(767,321)
Total distributions	(73,158)	(2,031,135)

From Capital Share Transactions
Proceeds from shares sold	6,010,648	5,572,101
Reinvestment of dividends	—	1,671,990
Cost of shares redeemed	(5,377,735)	(3,719,629)
Net increase in net assets resulting from capital share transactions	632,913	3,524,462

Total Increase (Decrease) in Net Assets	3,959,303	(2,507,559)

Net Assets
Beginning of period	12,666,759	15,174,318
End of period	$16,626,062	$12,666,759

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,098,877	896,257
Shares sold	425,000	371,329
Shares reinvested	—	96,382
Shares redeemed	(375,000)	(265,091)
Shares outstanding, end of period	1,148,877	1,098,877

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
From Operations
Net investment income	$356,385	$594,334
Net realized loss on investments, purchased options and written options	(612,534)	(655,546)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	294,350	(2,681,698)
Net increase (decrease) in net assets resulting from operations	38,201	(2,742,910)

From Distributions
Distributable earnings	(332,017)	(739,387)
Return of capital	—	(93,765)
Total distributions	(332,017)	(833,152)

From Capital Share Transactions
Proceeds from shares sold	941,917	2,065,498
Reinvestment of dividends	—	459,283
Cost of shares redeemed	(1,356,035)	(558,243)
Net increase (decrease) in net assets resulting from capital share transactions	(414,118)	1,966,538

Total Decrease in Net Assets	(707,934)	(1,609,524)

Net Assets
Beginning of period	12,383,037	13,992,561
End of period	$11,675,103	$12,383,037

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,347,107	1,162,051
Shares sold	100,000	193,443
Shares reinvested	—	39,814
Shares redeemed	(150,000)	(48,201)
Shares outstanding, end of period	1,297,107	1,347,107

The accompanying notes are an integral part of the financial statements.

Dividend Performers ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019(1)
Net Asset Value, Beginning of Period	$11.53		$16.93	$12.91	$12.16	$10.00
Income (Loss) from investment operations:
Net investment income(2)	0.02		0.14	0.07	0.12	0.07
Net realized and unrealized gain (loss)	2.99		(3.45)	5.06	1.06 (7)	2.23
Total from investment operations	3.01		(3.31)	5.13	1.18	2.30
Less distributions paid:
From net investment income	(0.07)		(0.24)	(0.07)	(0.13)	(0.06)
From net realized and unrealized gain (loss)	—		(1.08)	(1.04)	(0.23)	(0.08)
From return of capital	—		(0.77)	—	(0.07)	—
Total distributions paid	(0.07)		(2.09)	(1.11)	(0.43)	(0.14)
Net Asset Value, End of Period	$14.47		$11.53	$16.93	$12.91	$12.16

Total return, at NAV(3)	26.14	%(4)	-22.92%	39.80%	10.08%	23.04	%(4)
Total return, at Market(3)	26.36	%(4)	-22.31%	N/A	N/A	N/A
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$16,626		$12,667	$15,174	$9,581	$11,749
Ratio of expenses to average net assets before reimbursements (excluding interest expense)(8)	0.85	%(5)	1.30%	2.08%	2.50%	2.48	%(5)
Ratio of expenses to average net assets before reimbursements (including interest expense)(8)	1.91	%(5)	1.52%	2.12%	2.66%	2.56	%(5)
Ratio of expenses to average net assets after reimbursements (excluding interest expense)(8)	N/A		1.13%	1.50%	1.50%	1.50	%(5)
Ratio of expenses to average net assets after reimbursements (including interest expense)(8)	N/A		1.35%	1.54%	1.66%	1.56	%(5)
Ratio of net investment income (loss) to average net assets after reimbursement(8)(9)	0.22	%(5)	0.86%	0.41%	1.04%	0.80	%(5)
Portfolio Turnover rate(6)	25	%(4)	74%	58%	129%	15	%(4)

(1)	The Fund commenced operations on December 24, 2018.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	The amount of net realized and unrealized gain on investment per share for the period does not accord with the amounts in the Statement of Operations due to share transactions for the period.

(8)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(9)	Does not include income and expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

Preferred-Plus ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019(1)
Net Asset Value, Beginning of Period	$9.19		$12.04		$11.09	$11.21	$10.00
Income (Loss) from investment operations:
Net investment income(2)	0.27		0.49		0.40	0.41	0.34
Net realized and unrealized gain (loss)	(0.21)		(2.66)		1.25	— (7)	1.24
Total from investment operations	0.06		(2.17)		1.65	0.41	1.58
Less distributions paid:
From net investment income	(0.25)		(0.38)		(0.38)	(0.41)	(0.29)
From net realized and unrealized gain (loss)	—		(0.23)		(0.32)	(0.05)	(0.08)
From return of capital	—		(0.07)		—	(0.07)	—
Total distributions paid	(0.25)		(0.68)		(0.70)	(0.53)	(0.37)
Net Asset Value, End of Period	$9.00		$9.19		$12.04	$11.09	$11.21

Total return, at NAV(3)	0.82	%(4)	-18.64%		15.01%	3.95%	15.97	%(4)
Total return, at Market(3)	0.61	%(4)	-18.88%		N/A	N/A	N/A
Supplemental Data and Ratios:
Net assets, end of period (000’s)	$11,675		$12,383		$13,993	$10,595	$7,270
Ratio of expenses to average net assets before reimbursements (excluding interest expense)(8)	0.85	%(5)	1.37%		2.13%	2.43%	2.70	%(5)
Ratio of expenses to average net assets before reimbursements (including interest expense)(8)	1.46	%(5)	1.48%		2.15%	2.48%	2.76	%(5)
Ratio of expenses to average net assets after reimbursements (excluding interest expense)(8)	N/A		1.14%		1.50%	1.50%	1.50%
Ratio of expenses to average net assets after reimbursements (including interest expense)(8)	N/A		1.25%		1.52%	1.55%	1.56%
Ratio of net investment income to average net assets after reimbursement(8)(9)	5.80	%(5)	4.45%		3.31%	3.90%	3.96	%(5)
Portfolio turnover rate(6)	9	%(4)	65	%(10)	27%	70%	6	%(4)

(1)	The Fund commenced operations on December 24, 2018.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	The amount of net realized and unrealized gain on investment per share for the period does not accord with the amounts in the Statement of Operations due to share transactions for the period.

(8)

Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(9)	Does not include income and expenses of investment companies in which the Fund invests.

(10)

The proceeds from sales of securities incurred by the Fund related to the alignment of the Predecessor Fund’s portfolio with the Fund’s investment style are excluded from the portfolio turnover rate calculation. See Note 1 of the Notes to Financial Statements for further information. If such amounts had not been excluded, the portfolio turnover rate would have been 114% for the year ended September 30, 2022.

The accompanying notes are an integral part of the financial statements.

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited)

1.	ORGANIZATION

Dividend Performers ETF (“Dividend Performers” or “IPDP”) and Preferred-Plus ETF (“Preferred-Plus” or “IPPP”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

IPDP is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its primary investment objective to provide income and secondary objective of capital appreciation by investing in dividend paying U.S. equity securities, and credit spread options on an S&P 500 ETF or Index.

IPPP is an actively-managed ETF that seeks to achieve its investment objective to provide income by investing in issues of preferred securities and debt securities that Innovative Portfolios, LLC (“Innovative” or the “Adviser”), the Fund’s investment adviser, believes to be undervalued and credit spread options on an S&P 500 ETF or Index.

IPDP and IPPP are the successors in interest to the Dividend Performers and Preferred-Plus mutual funds, respectively, each a series of Collaborative Investment Series Trust, (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place before the start of business on March 7, 2022. The Funds are the accounting and performance information successors of the Predecessor Funds. Costs incurred by the Funds in connection with the reorganization were paid by the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited) (Continued)

events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2023, are as follows:

Dividend Performers ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$17,268,575	$—	$—	$17,268,575
Money Market Fund	23,877	—	—	23,877
Purchased Put Options	—	48,932	—	48,932
Total Investments - Assets	$17,292,452	$48,932	$—	$17,341,384
Other Financial Instruments - Liabilities:
Written Put Options	$—	$714,063	$—	$714,063

Preferred-Plus ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Closed-End Funds	$22,621	$—	$—	$22,621
Preferred Stocks*	11,757,957	—	—	11,757,957
Money Market Fund	57,663	—	—	57,663
Purchased Put Options	—	8,003	—	8,003
Total Investments - Assets	$11,838,241	$8,003	$—	$11,846,244
Other Financial Instruments - Liabilities:
Written Put Options	$—	$224,729	$—	$224,729

*	See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited) (Continued)

and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2022, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of September 30, 2022, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2022. At September 30, 2022, the Funds’ most recent fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

The Funds may purchase and write put options on indices or securities and enter into related closing transactions. Put options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds seek to achieve credit spread on an S&P 500 ETF or Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and with the same expiration but different strike prices. The strategy objective is a net credit for entering the option position and is profitable when the spreads narrow or expire. By buying a protective long put option, the Funds seek to hedge any significant downside risk posed by the short put option.

Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Each Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Funds will receive a premium; however, this premium may not be enough to offset a loss incurred by the Funds if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Funds’ performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period. Purchased put options may expire worthless resulting in the Funds’ loss of the premium it paid for the option.

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited) (Continued)

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Funds’ use of options may reduce the Funds’ ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Funds, may decline significantly more than if the Funds invested directly in the underlying asset instead of using options. While the Funds may segregate liquid assets at least equal in value to the maximum potential loss for the Funds, the Funds could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

As of March 31, 2023, the Funds’ derivative instruments are not subject to a master netting arrangement.

The average monthly value outstanding of purchased and written options during the period ended March 31, 2023, were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Purchased Options	$113,111	$51,276
Written Options	(1,992,124)	(851,899)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Dividend Performers ETF	Purchased Options	$48,932	$—
	Written Options	—	714,063
Preferred-Plus ETF	Purchased Options	8,003	—
	Written Options	—	224,729

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended March 31, 2023:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Dividend Performers ETF	Equity Risk Contracts	$(1,123,218)	$595,617	$(561,840)	$1,985,399
Preferred-Plus ETF	Equity Risk Contracts	(379,746)	72,850	(182,250)	656,799

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited) (Continued)

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Innovative, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets. Innovative has agreed to pay all expenses of the Funds except the fee paid to Innovative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged for each creation order is $300 for Dividend Performers and $500 for Preferred-Plus.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited) (Continued)

Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended March 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Dividend Performers ETF	$73,158	$—	$—
Preferred-Plus ETF	332,017	—	—

	Year Ended September 30, 2022
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Dividend Performers ETF	$270,727	$993,087	$767,321
Preferred-Plus ETF	681,747	57,640	93,765

(1)	Ordinary income includes short-term capital gains.

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited) (Continued)

At September 30, 2022, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Federal Tax Cost of Investments(1)	$12,898,262	$13,980,079
Gross Tax Unrealized Appreciation	$1,518,963	$25,576
Gross Tax Unrealized Depreciation	(1,753,318)	(1,720,181)
Net Tax Unrealized Appreciation (Depreciation)	(234,355)	(1,694,605)
Other Accumulated Gain (Loss)	(2,528,288)	(1,129,749)
Total Distributable Earnings / (Accumulated Losses)	$(2,762,643)	$(2,824,354)

(1)	Federal Tax Cost of Investments includes written option premiums.

The primary reason for the difference between the book and tax cost of investments and premiums from written options is the tax deferral of losses on wash sales and mark-to-market treatment of index options.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At September 30, 2022, the Funds’ most recent fiscal year end, the Funds had short and long-term post October losses as follows:

	Long-Term Post October Capital Loss	Short-Term Post October Capital Loss
Dividend Performers ETF	$184,510	$2,343,079
Preferred-Plus ETF	166,117	963,632

6.	INVESTMENT TRANSACTIONS

During the six months ended March 31, 2023, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Dividend Performers ETF	$1,175,063	$8,985
Preferred-Plus ETF	19,477	68,248

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended March 31, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Dividend Performers ETF	$4,389,626	$5,809,092	$6,012,402	$5,545,692
Preferred-Plus ETF	1,226,458	1,966,992	993,237	1,466,031

Innovative ETFs

Notes to Financial Statements

March 31, 2023 (Unaudited) (Continued)

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.

LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including CLOs. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The industry currently anticipates the conversion of all LIBOR based instruments to SOFR based instruments in June 2023 or sooner.

Since 2017, the United Kingdom’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar LIBOR benchmarks, the ICE Benchmark Administration, extended the retirement date for most U.S. Dollar LIBOR rates until June 2023. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the United Kingdom, €STR in the European Union, Tonar in Japan, and in the U.S., the New York Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

8.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to March 31, 2023, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Innovative ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.innovativeportfolios.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.innovativeportfolios.com.

TAX INFORMATION

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Dividend Performers ETF	100%
Preferred-Plus ETF	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022, was as follows:

Dividend Performers ETF	100%
Preferred-Plus ETF	100%

For the fiscal year ended September 30, 2022, the Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Dividend Performers ETF	48%
Preferred-Plus ETF	7%

Investment Adviser:

Innovative Portfolios, LLC
8801 River Crossing Boulevard, Suite 100
Indianapolis, Indiana 46240

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	June 6, 2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	June 6, 2023

* Print the name and title of each signing officer under his or her signature.